Consolidated Statement of Comprehensive income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Consolidated Statement of Earnings (Operations)
Net income (loss) for the year	$ (1,479)	$ (9,211)
Items that will not be reclassified to profit or loss		0
Revaluation surplus (net of tax of $679) (note 7, 25)	1,921
Items that may be reclassified to profit or loss Currency translation differences	525	585
Other comprehensive income for the period	2,446	585
Total Comprehensive income (loss) for the period	$ 967	$ (8,626)